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J. Neil McMurdie
Senior Counsel
(860) 580-2824
Fax: (860) 580-4844
Neil.McMurdie@us.ing.com

September 23, 2010

Jeffrey A. Foor
Securities and Exchange Commission
Office of Insurance Products
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re: ING Life Insurance and Annuity Company and its Variable Annuity Account C
        Initial Filing to Registration Statement on Form N-4
        Prospectus Title: Multiple Sponsored Retirement Options II
        File Nos.: 333-167680 and 811-02513

Dear Mr. Foor:

On behalf of ING Life Insurance and Annuity Company (the “Company”) and its Variable Annuity Account C (the “Registrant”), we are sending this letter to respond to the comments received from you via U.S. Mail and facsimile dated September 10, 2010, in connection with the above-referenced initial filing that was filed on June 22, 2010.

Your comments and our responses are noted below.

COMMENT 1. COVER

a. In the Investment Options paragraph, please explain who the “contract holder” is.

RESPONSE TO COMMENT 1.a.: As requested, we have revised the Investment Options paragraph to explain who the contract holder is. The paragraph now reads as follows (changes are marked):

Investment Options. The contracts offer variable investment options and fixed interest options. When we establish your account(s), the contract holder (generally, the sponsor of your retirement plan or a trust), or you if permitted by the plan, instructs us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans, or in some states. Your plan sponsor may have selected a subset of variable and/or fixed interest options to be available for investment under your plan.

b.	Please clarify if the Guaranteed Accumulation Account prospectus is provided to participants/contract holders when this option is made available.

Jeffrey A. Foor
Securities and Exchange Commission

RESPONSE TO COMMENT 1.b: The prospectus for the Guaranteed Accumulation Account (“GAA”), a registered fixed annuity contract with a market value adjustment feature, is made available to participants/contract holders through the “access equals delivery” model under Rule 172 of the Securities Act of 1933. The GAA investment option is described generally in Appendix I to the prospectus under review, and as stated in that Appendix I, a participant/contract holder may obtain a paper copy of the GAA prospectus by contacting us at the address or telephone number listed in the “Questions: Contacting the Company” section on page 5 of the prospectus.

c.	Getting Additional Information. Please delete the word “information” from the first sentence and instead state that a contract owner may send an email or call the “contact . . .”.

RESPONSE TO COMMENT 1.c.: In response to your comment we have revised the first sentence of the “Getting Additional Information” section on the cover of the prospectus to read as follows (changes are marked):

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the ~~contact information~~ email address shown on the front of the fund’s summary prospectus.

Please note that this same change has been made to the last sentence of the introductory paragraph to Appendix V.

d.	Please explain the meaning of Footnote 3 that ING U.S. Stock Index Portfolio is available only on a limited basis and requires Company approval. Please further explain how decisions to approve or disapprove allocation to this portfolio are made.

RESPONSE TO COMMENT 1d.: As is disclosed on the cover of the prospectus under the Investment Options paragraph, some of the funds may not be available through certain contracts and plans. While the list of funds on page two includes all of the funds that a contract holder may select from, but it is not uncommon for a contract holder to select for their plan participants fewer than all of the funds listed. The list of funds available to participants of any particular plan will be reflected in the enrollment materials used by the participants in the plan.

The ING U.S. Stock Index Portfolio is included in the prospectus as an available investment option, but its availability is limited to contract holders for larger plans and plans that are looking for a larger suite of index funds. The availability of this fund will be determined by the Company and the contract holder during the underwriting and pricing of the contract for the particular retirement plan.

COMMENT 2. Fee Tables, page 6. Please place all footnotes in one place following the fee table.

RESPONSE TO COMMENT 2: As requested, we have moved all footnotes to immediately after the fee table.

Jeffrey A. Foor
Securities and Exchange Commission

COMMENT 3. Examples, page 7. Please remove “hypothetical” from the caption before the Examples.

RESPONSE TO COMMENT 3: As requested, we have removed the word “Hypothetical” from the caption before the examples.

COMMENT 4. Variable Annuity Account C/The Company, page 9. Please provide additional disclosure describing the relationship between guarantees associated with living benefits, or other contract guarantees, and the claims paying ability of the company and its general account.

RESPONSE TO COMMENT 4: In response to your comment we have amended the third paragraph of the “Variable Annuity Account C” section of the prospectus as follows (changes are marked):

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of ING Life Insurance and Annuity Company. All obligations arising under the contracts are obligations of ING Life Insurance and Annuity Company. All guarantees and benefits provided under the contracts are subject to the claims paying ability of the Company and our general account.

Additionally, we have amended the first paragraph of “The Company” section of the prospectus to read as follows (changes are marked):

ING Life Insurance and Annuity Company issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. All guarantees and benefits provided under the contracts are subject to the claims paying ability of the Company and our general account. We are a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc.

COMMENT 5. Annual Maintenance Fee, page 21 – Please disclose that any increase in the fee will remain within the $50 maximum fee listed in the fee table.

RESPONSE TO COMMENT 5: We have modified the Annual Maintenance Fee disclosures to address your comment. More specifically, we have amended the last paragraph of the “Increase, Reduction or Elimination” section to read as follows (changes are marked):

We will not unfairly discriminate against any group if we increase, reduce or eliminate the maintenance fee. We will make any increase, reduction, or elimination according to our own rules in effect at the time we approve the application for a contract. We reserve the right to change these rules from time to time. Any increase will not result in an Annual Maintenance Fee in excess of the maximum amount shown above and in the Fee Table.

COMMENT 6. Death Benefit – The disclosure describes several death benefits that are available under various contracts. Please explain to the staff how it is determined which benefit(s) will be available under a contract. Please also explain why contracts will different death benefits are not registered separately.

Jeffrey A. Foor
Securities and Exchange Commission

RESPONSE TO COMMENT 6: The death benefits listed in the prospectus are the various death benefit options available in different contracts. The death benefit available under any particular contract is determined by the Company during the underwriting and pricing of the contract for the particular retirement plan. The contract holder/participants can look at their contract/certificate to see which option applies to them. Because the various death benefits are simply options under one contract, they are not registered separately.

To make this clearer in the prospectus, we are adding the following paragraph immediately before the “Account Value Death Benefit” section:

Death Benefit Options. The various death benefit options that may be available under the contract are listed below. For information about the death benefit applicable to you, please see your certificate or the contract (held by the contract holder).

We have also made minor changes to the first sentences of the “Return of Purchase Payment Death Benefit” and “Adjusted Purchase Payment Guaranteed Death Benefit” sections to add additional clarity. These changes are as follows (changes are marked):

Return of Purchase Payment Death Benefit. Most contracts provide a guaranteed death benefit if the contract beneficiary (on behalf of the plan beneficiary, if applicable) elects a lump-sum distribution or an income phase payment option within six months of your death.

Adjusted Purchase Payment Guaranteed Death Benefit. Under another form of guaranteed death benefit that may be available under certain contracts, the death benefit payable under the contract will never be less than the amount of adjusted purchase payments made to your account (as defined below), less a proportional adjustment for amounts withdrawn or borrowed from your account.

COMMENT 7. Benefit Payment Options, page 30 – Disclosure indicates lump sum payments will be made in an interest bearing account backed by the general account that may be accessed by the beneficiary through a checkbook. Please prominently disclose that this account is not FDIC insured and that interest on these accounts may be less than could be achieved by taking a lump sum payment and investing it outside of the contract.

RESPONSE TO COMMENT 7: We have revised the second paragraph of the “Benefit Payment Options” section to include the disclosures you requested. The paragraph now reads as follows (changes are marked):

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account is not FDIC insured and can be accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest

Jeffrey A. Foor
Securities and Exchange Commission

credited on this account may be less than you could earn if the lump-sum payment was invested outside of the contract. Additionally, interest credited on this account may be less than under other settlement options available under the contract, and the Company seeks to earn a profit on this account.

Additionally, the same changes have been made to the second paragraph of the “Death Benefit During the Income Phase” section, as follows (changes are marked):

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account is not FDIC insured and can be accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited on this account may be less than you could earn if the lump-sum payment was invested outside of the contract. Additionally, interest credited on this account may be less than under other settlement options available under the contract, and the Company seeks to earn a profit on this account.

COMMENT 8. Nonlifetime Income Phase Payment Options, page 34 – Please explain why, during the income phase, a lump sum elected before 5 years of income phase payments is treated as a withdrawal during the accumulation phase with the possibility of an early withdrawal charge.

RESPONSE TO COMMENT 8: The provision that treats the election of a lump sum payment before 5 years of Nonlifetime-Guaranteed Payments have been completed as a withdrawal during the accumulation phase protects the company against a participant annuitizing for a fixed period and then taking a lump sum to avoid the early withdrawal charge. This provision supports how the contract is written and approved by the states.

Please note that in reviewing this provision in relation to your comment we identified a necessary change to the “Lump-sum Payment” section and that section now reads as follows (changes are marked):

Lump-sum Payment: If the Nonlifetime-Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. A lump sum elected before five years of income phase payments have been completed will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. ~~If the early withdrawal charge is based on completed purchase payment periods, each year that passes after income payments begin will be treated as a completed purchase payment period, even if no additional payments are made.~~ See “Fees - Early Withdrawal Charge.” Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the address listed in “Contract Overview - Questions: Contacting the Company.”

COMMENT 9. Tandy Representations – We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the staff to be certain that they have provided all information investors require for an informed decision. Since the insurance company and its management are in possession of all facts relating to the insurance company’s disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made.

Jeffrey A. Foor
Securities and Exchange Commission

Notwithstanding our comments, in the event the Registrant requests acceleration of the effective date of the pending registration statement, it should furnish a letter, at the time of such request, acknowledging that:

  Should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;
  The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and
  The Registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

In addition, please be advised that the Division of Enforcement has access to all information you provide to the staff of the Division of Investment Management in connection with our review of your filing or in response to our comments on your filing. We will consider a written request for acceleration of the effective date of the registration statement as a confirmation of the fact that those requesting acceleration are aware of their respective responsibilities.

RESPONSE TO COMMENT 9 - The Company hereby acknowledges that:

  Should the Commission or its staff, acting pursuant to delegated authority, declare this filing effective, such action does not foreclose the Commission from taking any action with respect to the filing;
  The action of the Commission or its staff, acting pursuant to delegated authority, in declaring this filing effective, does not relieve the Company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and
  The Company may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please note that our Tandy representations for the Pre-Effective Amendment filing will be contained in a separate correspondence file.

COMMENT 10. Miscellaneous – Any exhibits, financial statements and any other required disclosure not included in this registration statement must be filed in a pre-effective amendment to the registration statement.

RESPONSE TO COMMENT 10: All exhibits, financial statements and any other required disclosure will be included in the Pre-Effective Amendment to the registration statement.

Please let me know if our responses to your comments and the attached prospectus draft adequately address your concerns. If these responses are sufficient, we will file a Rule 485(b) Pre-Effective Amendment to include the Opinion and Consent of Counsel and Auditor’s Consent. Also included with the Pre-Effective Amendment filing will be an acceleration request from the Company and the Principal Underwriter of the contracts, requesting that the above-referenced registration statement be accelerated so as to become effective on October 4, 2010 or as soon thereafter as is practicable, in accordance with Rule 461(a) of the Securities Act of 1933.

Jeffrey A. Foor
Securities and Exchange Commission

For your convenience, we have enclosed a revised prospectus marked to show the changes made in response to your comments. Also marked in this revised prospectus are changes we have made to more fully complete/correct the disclosures and to reflect recent changes to the Guaranteed Accumulation Account Prospectus.

Please feel free to call me at 860-580-2824 with any further comments or questions.

Sincerely,

/s/ J. Neil McMurdie

J.	Neil McMurdie